Equity share capital and share premium - Authorized shares (Details) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2019 ₨ / shares shares
Equity share capital and share premium
Number of shares authorized		523,159,375	523,159,375	523,159,375	523,159,375
Change in authorized share capital | ₨	₨ 0
Ordinary shares
Equity share capital and share premium
Number of shares authorized		500,000,000	500,000,000	500,000,000	500,000,000
Par value | (per share)		$ 0.0001	₨ 0.006	$ 0.0001	₨ 0.006
Ordinary shares, Class A non-voting shares
Equity share capital and share premium
Number of shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Par value | (per share)		$ 0.0001	₨ 0.006	$ 0.0001	₨ 0.006
Ordinary shares, Class F
Equity share capital and share premium
Number of shares authorized		3,159,375	3,159,375	3,159,375	3,159,375
Par value | (per share)		$ 0.0001	₨ 0.006	$ 0.0001	₨ 0.006
Preference shares
Equity share capital and share premium
Number of shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Par value | (per share)		$ 0.0001	₨ 0.006	$ 0.0001	₨ 0.006